Schedule of Right-of-Use Asset (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Right-of-use Asset
Office lease	$ 319,133	$ 319,133	$ 319,133
Less accumulated depreciation	(240,185)	(160,402)	(106,378)
Right-of-use asset, net	$ 78,948	$ 158,731	$ 212,755